Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Components of Accrued Liabilities

	December 31, 2019 $	December 31, 2018 $
Interest including interest rate swaps	48,047	44,887
Payroll and benefits	36,807	34,828
Audit, legal, contingency and other general expenses	32,372	21,626
Voyage and vessel expenses	19,829	25,475
Income and other tax payable	3,921	3,080
	140,976	129,896